Sales and marketing expenses (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Sales and Marketing Expenses [Abstract]
Consulting	$ 126,853	$ 62,221
Marketing	117,382	148,978
Salaries	127,765	68,431
Total sales and marketing expenses	$ 372,000	$ 279,630